Postretirement Health Care and Life Insurance Benefits (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net periodic postretirement benefit cost
Settlement related to the Patriot bankruptcy reorganization		$ 30.6	$ 0.0	$ 30.6	$ 0.0
Postretirement Health Care and Life Insurance Benefits [Member]
Components of net periodic postretirement benefit cost
Service cost for benefits earned			12.2	15.8	14.9
Interest cost on accumulated postretirement benefit obligation			36.4	41.8	54.9
Amortization of prior service cost (credit)			1.3	(1.7)	2.5
Amortization of actuarial loss			14.5	24.1	32.8
Settlement related to the Patriot bankruptcy reorganization	[1]		0.0	63.2	0.0
Special termination benefits	[2]		1.6	0.9	0.0
Total net periodic postretirement or pension cost			$ 66.0	$ 144.1	$ 105.1

[1]	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction
[2]	Reflected in "Restructuring and pension settlement charges" in the consolidated statement of operations for the year ended December 31, 2014.